Non-Interest Income	12 Months Ended
Dec. 31, 2015
Non-Interest Income [Abstract]
Non-Interest Income

NOTE 17 — NON-INTEREST INCOME

The following table sets forth the components of non-interest income:

Non-interest Income (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Rental income on operating leases	$2,152.5	$2,093.0	$1,897.4
Other Income:
Factoring commissions	116.5	120.2	122.3
Fee revenues	108.6	93.1	101.5
Gains on sales of leasing equipment	101.1	98.4	130.5
Gains on investments	0.9	39.0	8.2
Loss on OREO sales	(5.4)	–	–
Gains (losses) on derivatives and foreign currency exchange	(32.9)	(37.8)	1.0
(Loss) gains on loan and portfolio sales	(47.3)	34.3	48.8
Impairment on assets held for sale	(59.6)	(100.7)	(124.0)
Other revenues	37.6	58.9	93.0
Total other income	219.5	305.4	381.3
Total non-interest income	$2,372.0	$2,398.4	$2,278.7